Interim Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flow from operating activities
Loss for the period	€ (14,056)	€ (14,854)
Non-cash adjustments
Goodwill and Intangibles assets - Amortization and impairment	455	106
Property, plant & equipment - Depreciation	516	735
Provision for onerous contract	59
Change in fair value of contingent consideration payable and other financial liabilities	(1,128)	1,961
Remeasurement of Recoverable Cash Advances (RCAs)	66	129
Grant income (RCAs and others)	(1,449)	(1,604)
Share-based payment expense	1,076	1,090
Post-employment benefits	0
Change in working capital
Trade receivables, other (non-)current receivables	514	(738)
Trade payables, other (non-)current liabilities	(2,361)	990
Net cash used in operations	(16,308)	(12,185)
Cash Flow from investing activities
Acquisition of Property, Plant & Equipment	(106)	(160)
Acquisitions of Intangible assets		(62)
Proceeds from net investment in lease	156	128
Proceeds from short-term investments	1,090
Net cash from/(used in) investing activities	1,140	(94)
Cash Flow from financing activities
Repayments of bank borrowings		(37)
Repayments of leases	(494)	(581)
Net proceeds from issuance of shares and exercise of warrants	(125)	7,617
Proceeds from RCAs & other grants	174	333
Repayment of RCAs & other grants		(280)
Net cash from/(used in) financing activities	(445)	7,052
Net cash and cash equivalents at beginning of the period	30,018	17,234
Change in Cash and cash equivalents	(15,613)	(5,227)
Effects of exchange rate changes on cash and cash equivalents	(20)	10
Net cash and cash equivalents at the end of the period	€ 14,385	€ 12,017